Notes to Equity and Liabilities of the Balance Sheet - Summary of Development of Tax Provisions and Current and Non-current Other Provisions (Detail) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of Provisions [line items]
Beginning balance	€ 1,524
Additions	773
Utilized	1,264
Released	641
Ending balance	392
Tax Provisions [member]
Disclosure of Provisions [line items]
Beginning balance	315
Additions	0
Utilized	72
Released	35
Ending balance	208
Other provisions [member]
Disclosure of Provisions [line items]
Beginning balance	1,209
Additions	773
Utilized	1,192
Released	606
Ending balance	€ 184